Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income / (loss)	$ 3,056	$ (3,808)
Adjustments for non-cash items:
Depreciation and amortization	68,581	63,547
Unrealized foreign exchange gain	(2,519)	(5,598)
Deferred tax (benefit) / expense	(1,767)	7,782
Interest expense, net	3,634	8,563
Share-based compensation	9,359	7,216
Other income, net	(7,162)	(3,189)
Impairment expense on goodwill and intangible assets	653	82
Allowance for credit losses and other	11,739	3,923
Loss on disposal of subsidiary and other assets, net	177	0
Non-cash lease expense	2,232	2,243
Movements in working capital:
Accounts receivable, net	(24,222)	(12,766)
Prepaid expenses and other current assets	(1,788)	(11,947)
Accounts payable and other liabilities	(3,792)	(15,752)
Income tax receivable / (payable)	654	(20,282)
Net cash flows provided by operating activities	58,835	20,014
Cash flows from investing activities
Purchase of property, plant & equipment	(3,719)	(2,732)
Purchase of merchant portfolios	0	(4,399)
Other intangible asset expenditures	(20,706)	(27,636)
Cash Inflow from Merchant Reserves	6,510	0
Receipts under derivative financial instruments, net	2,531	2,224
Other investing activities	1,559	0
Net cash flows used in investing activities	(13,825)	(32,543)
Cash flows from financing activities
Cash settled equity awards	0	(484)
Repurchases of shares withheld for taxes	(257)	(3,690)
Purchase of treasury shares	(12,000)	0
Settlement funds - merchants and customers, net	(108,302)	(138,975)
Repurchases of borrowings	(30,545)	(57,386)
Proceeds from loans and borrowings	50,242	25,781
Repayment of loans and borrowings	(33,759)	(13,329)
Proceeds under line of credit	225,000	225,000
Repayments under line of credit	(225,000)	(225,000)
Contingent consideration paid	(7,755)	(6,475)
Net cash provided by financing activities	(142,376)	(194,558)
Effect of foreign exchange rate changes	(25,951)	20,379
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(123,317)	(186,708)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,498,269	2,127,195
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,374,952	1,940,487
Supplemental cash flow disclosures:
Cash paid for interest	31,331	28,893
Cash paid for income taxes, net	8,412	16,379
Cash and cash equivalents	202,134	221,687
Customer accounts and other restricted cash	1,172,818	1,718,800
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,374,952	$ 1,940,487